Summary of Significant Accounting Policies Intangible Asset Amortization Table (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013
Favorable Energy Credits [Member]
Impaired Intangible Assets [Line items]
Finite-Lived Intangible Asset, Useful Life		7 years
Favorable Energy Credits [Member] | Minimum [Member]
Impaired Intangible Assets [Line items]
Finite-Lived Intangible Asset, Useful Life	4 years
Favorable Energy Credits [Member] | Maximum [Member]
Impaired Intangible Assets [Line items]
Finite-Lived Intangible Asset, Useful Life	18 years
Trade Names [Member]
Impaired Intangible Assets [Line items]
Finite-Lived Intangible Asset, Useful Life	15 years	15 years
Customer Relationships [Member]
Impaired Intangible Assets [Line items]
Finite-Lived Intangible Asset, Useful Life		8 years
Customer Relationships [Member] | Minimum [Member]
Impaired Intangible Assets [Line items]
Finite-Lived Intangible Asset, Useful Life	1 year
Customer Relationships [Member] | Maximum [Member]
Impaired Intangible Assets [Line items]
Finite-Lived Intangible Asset, Useful Life	6 years
Developed Technology Rights [Member]
Impaired Intangible Assets [Line items]
Finite-Lived Intangible Asset, Useful Life	5 years	4 years